Statement of cash flows, additional disclosures (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other disclosures on cash flows [line items]
Payments From Previous Year	R$ (57,413)	R$ (65,348)	R$ (176,835)
Purchases Not Yet Paid During The Period	50,332	57,413	65,348
Prepaid Purchases Of Point Of Sales	0	0	(1,135)
Purchase of property, plant and equipment	(705,565)	(764,482)	(736,244)
IFRS 16
Other disclosures on cash flows [line items]
Additions of right of use	61,454	107,390	33,254
Gross carrying amount [member]
Other disclosures on cash flows [line items]
Additions of property and equipment	R$ (759,938)	R$ (863,937)	R$ (656,876)